DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	¥ 25,403	¥ 19,470
Liabilities	(9,657)	(10,805)
Receivables and inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	2,563	381
Payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,808	1,925
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,131	165
Liabilities	(27)	(50)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	15,427	14,150
Liabilities	(8,666)	(9,928)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	3,709	2,325
Available-for-sale financial assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		117
Financial assets at fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	117
Liabilities	(1)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	474	227
Liabilities	(535)	(563)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	174	180
Liabilities	¥ (428)	¥ (264)